SHORT-TERM AND LONG-TERM DEBT (Tables)	6 Months Ended
Jun. 30, 2023
Disclosure of detailed information about borrowings [abstract]
Schedule of detailed information about borrowings
Short-term debt, including the current portion of long-term debt, consisted of the following:

	June 30, 2023	December 31, 2022
Short-term bank loans and other credit facilities including commercial paper[1]	914	1,017
Current portion of long-term debt	706	1,338
Lease obligations	189	228
Total	1,809	2,583
1.The weighted average interest rate on short-term borrowings outstanding was 5.4%and 4.0% as of June 30, 2023 and December 31, 2022, respectively.
The Company’s long-term debt consisted of the following:

	Year of maturity	Type of interest	Interest rate[1]	June 30, 2023	December 31, 2022
Corporate

5.5 billion Revolving Credit Facility	2023 - 2025	Floating		—	—
€500 million Unsecured Notes	2023	Fixed	0.95%	—	391
€750 million Unsecured Notes	2023	Fixed	1.00%	—	799
€1.0 billion Unsecured Notes	2024	Fixed	2.25%	576	567
750 Unsecured Notes	2024	Fixed	3.60%	290	289
500 Unsecured Notes	2025	Fixed	6.13%	183	183
€750 million Unsecured Notes	2025	Fixed	1.75%	812	796
750 Unsecured Notes	2026	Fixed	4.55%	400	399
€600 million Unsecured Notes	2026	Fixed	4.88%	648	635
1.2 billion Unsecured Notes	2027	Fixed	6.55%	1,194	1,193
500 Unsecured Notes	2029	Fixed	4.25%	495	495
1.0 billion Unsecured Notes	2032	Fixed	6.80%	989	988
1.5 billion Unsecured Bonds	2039	Fixed	7.00%	672	672
1.0 billion Unsecured Notes	2041	Fixed	6.75%	428	428
EIB loan	2032	Floating	5.20%	304	299
EIB loan	2025	Fixed	1.16%	111	140
Schuldshein loans	2025-2027	Fixed	2.5%-3.0%	98	96
Schuldshein loans	2025-2027	Floating	5.2%-5.5%	687	674
Other loans	2023	Fixed	1.8%	—	18
Other loans	2029 - 2035	Floating	0.0%-4.3%	230	243
Total Corporate				8,117	9,305

Americas
Other loans	2024 - 2030	Fixed/Floating	0.0%-9.5%	51	57
Total Americas				51	57

Europe, Asia & Africa
EBRD Facility	2024	Floating	7.1%-7.4%	116	86
Other loans	2023 - 2033	Fixed/Floating	0.0%-8.7%	125	129
Total Europe, Asia & Africa				241	215

Total				8,409	9,577
Less current portion of long-term debt				(706)	(1,338)
Total long-term debt (excluding lease obligations)				7,703	8,239
Long-term lease obligations[2]				948	828
Total long-term debt, net of current portion				8,651	9,067
1.Rates applicable to balances outstanding at June 30, 2023, including the effect of decreases or increases following upgrades or downgrades, respectively. For debt that has been redeemed in its entirety during first half of 2023, the interest rate refers to the rates at the repayment date.
2.Net of current portion of 189 and 228 as of June 30, 2023 and December 31, 2022, respectively. See note 12 for further information regarding leases.